SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments (Details)	12 Months Ended
Dec. 31, 2021 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of stages for recognition of expected credit losses	2
Period to trigger provision	12 months
Past due period for significant increased risk	30 days
Past due period for default	90 days